Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Capital Stock

NOTE 6: CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.001, of which 1,000,000 shares have been designated as Series A. As of December 31, 2017 and 2016, 1,000,000 shares of Series A were issued and outstanding, and each share of Series A was (i) convertible into 1,000 shares of common stock, and (ii) entitled to vote 1,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock. All issued and outstanding shares of Series A Preferred Stock are held by Mr. Jason Remillard, (“Mr. Remillard”) sole director and sole officer of the Company.

Common Stock

The Company is authorized to issue 8,888,000,000 shares of common stock with a par value of $0.001 per share. All shares have equal voting rights, are non-assessable, and have one vote per share. The total number of shares of Company common stock issued and outstanding as of December 31, 2017 and 2016 was 3,947,676,982.

LandStar Inc. and Subsidiaries [Member]
Capital Stock

NOTE 6: CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.001, of which 1,000,000 shares have been designated as Series A. As of September 30, 2018 and December 31, 2017, 1,000,000 shares of Series A were issued and outstanding. Each share of Series A is (i) convertible into 1,000 shares of common stock, and (ii) entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock. All issued and outstanding shares of Series A Preferred Stock are held by Mr. Remillard.

Common Stock

The Company is authorized to issue 8,838,000,000 shares of common stock with a par value of $0.001 per share. All shares have equal voting rights, are non-assessable, and have one vote per share. The total number of shares of Company common stock issued and outstanding as of September 30, 2018 and December 31, 2017, was 4,447,676,982 and 3,947,676,982. This number does not include shares of common stock which the Company is obligated to issue.

On or about January 26, 2018, the Company committed to issue 1,200,000,000 shares to Myriad, a company wholly owned by the Chief Executive Officer and controlling shareholder Mr. Remillard, as part of the payment for the Company’s purchase of ClassiDocs from Myriad. Those shares will now be issued to Mr. Remillard pursuant to instructions from Myriad. While not yet issued as of this filing, these shares have been recorded as common shares issuable and included in additional paid-in capital - stock subscription within the condensed consolidated financial statements as of September 30, 2018. These shares have not been included in the total number of issued and outstanding shares reflected herein.

During June 2018, the Company committed to issue 100,000,000 shares to Mr. Remillard, and an additional estimated 100,000,000 shares as an earn out, to Mr. Remillard, under the transaction in which the Company acquired all of the shares of Data443. While not yet issued as of this filing, these shares have been recorded as common shares issuable and included in additional paid-in capital - stock subscription within the condensed consolidated financial statements as of September 30, 2018. These shares have not been included in the total number of issued and outstanding shares reflected herein.